BORROWINGS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 24, 2025 CAD ($)	May 16, 2025 CAD ($)	Nov. 29, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)	Feb. 22, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 21,724,000,000	$ 21,604,000,000
Repayments of commercial paper	115,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,200,000,000	2,200,000,000
Basis points	0.0013
Non-recourse borrowings	$ 0	300,000,000
Letter of credit outstanding amount	11,000,000	10,000,000
Repayments of borrowings	$ 300,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.30%
Medium-term notes, maturing January 6, 2031
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 273,000,000	0	$ 375
Notional amount			$ 700
Medium-term notes, maturing January 6, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.70%		3.70%
Medium-term notes, maturing September 24, 2035
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 237,000,000	0	$ 325
Medium-term notes, maturing September 24, 2035 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.50%		4.50%
Subordinated notes, maturing September 1, 2055
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%
Non-recourse borrowings	$ 183,000,000	$ 0		$ 250
Notional amount				$ 250
Subordinated notes, maturing September 1, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%			5.60%
Subordinated notes, maturing September 1, 2055 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate				270.00%
Subordinated notes, maturing March 15, 2055
Disclosure of detailed information about borrowings [line items]
Annual rate	6.80%	6.80%
Non-recourse borrowings	$ 300,000,000	$ 300,000,000			$ 300,000,000
Notional amount					$ 300,000,000
Subordinated notes, maturing March 15, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.80%				6.80%
Subordinated notes, maturing March 15, 2030 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate					2.453%
Subordinated notes, maturing May 31, 2084
Disclosure of detailed information about borrowings [line items]
Annual rate	7.30%	7.30%
Non-recourse borrowings	$ 158,000,000	$ 158,000,000				$ 158,000,000	$ 158,000,000
Notional amount						$ 8,000,000	$ 150,000,000
Subordinated notes, maturing May 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	7.30%					7.30%	7.25%
Medium-term Notes, maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings								$ 531,000,000
Medium-term Notes, maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate								3.315%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000	1,000,000,000
Non-recourse borrowings	$ 0	0
Borrowings, term	1 year
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.90%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 4,947,000,000	4,542,000,000
Increase in corporate borrowings	405,000,000
Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	502,000,000
Subordinate Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	180,000,000
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 59,551,000,000	46,552,000,000
Increase in borrowings		$ 13,000,000,000.0